Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
23.	Subsequent events
On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act (“OBBBA”). The OBBBA includes significant changes to U.S. tax law, including making permanent certain provisions originally enacted under the Tax Cuts and Jobs Act, such as
100
% bonus depreciation, the immediate expensing of domestic research and development costs, and the limitation on the deductibility of business interest expense. The Company is currently evaluating the potential impact of the OBBBA on its consolidated financial statements and related disclosures. Any material effects identified through this evaluation will be reflected in the Company’s Form 10-Q for the period ending September 30, 2025.

25. Subsequent events
The Company has evaluated subsequent events through March 31, 2025, the date the financial statements were available to be issued, and has concluded there were no subsequent events requiring adjustments or disclosure other than disclosed below.
In January 2025, the Company acquired
100
% of the ownership interest in
Hashnote Holdings LLC
, a Delaware limited liability company (together with its subsidiaries, “Hashnote”), which, through its affiliates, is the fund manager of Hashnote International Short Duration Yield Fund Ltd., a tokenized money market fund and the issuer of USYC. The fair value of consideration transferred was approximately $
99.8
million, subject to customary adjustments, consisting of $
9.9
million in cash and approximately
2.9
 million fully-vested common shares of Circle. The agreement also provides for the issuance of up to approximately
1.8
 million additional common shares of Circle to certain Hashnote employees, subject to the satisfaction of vesting conditions which will be accounted for as compensation costs over the requisite
service period. The Company is in the process of measuring assets and liabilities acquired and expects that substantially all of Hashnote’s fair value will be associated with intangible assets including goodwill.